2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Allowance for doubtful accounts	$ 0	$ 0
Accounts Receivable [Member] | One customer [Member]
Concentration percentage	100.00%